Condensed consolidated financial information related to guaranteed debt securities - Profit loss (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income	$ 18,122		$ 14,869	$ 37,906	$ 30,340		$ 60,999
Net income/(loss) from equity accounted companies	13	$ 101	66	114	123		188
Total revenues and other income	18,135	19,884	14,935	38,019	30,463		61,187
Total operating expenses				(29,224)	(22,969)		(47,416)
Net operating income/(loss)	3,835	4,960	3,244	8,795	7,494		13,771
Net financial items	(317)	(420)	44	(737)	(162)		(351)
Income/(loss) before tax	3,518	4,540	3,288	8,059	7,332	[1]	13,420 [1]
Income tax	(2,298)	(3,255)	(1,852)	(5,553)	(4,832)		(8,822)
Net income/(loss)	1,220	1,285	1,436	2,506	2,500		4,598
Other comprehensive income/(loss)	(1,252)	1,110	592	(142)	1,077		1,741
Total comprehensive income/(loss)	$ (31)	$ 2,396	$ 2,028	2,364	3,577		6,339
Equinor ASA [member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				25,889	19,004		39,750
Net income/(loss) from equity accounted companies				2,722	2,774		5,051
Total revenues and other income				28,611	21,779		44,801
Total operating expenses				(25,791)	(18,851)		(39,570)
Net operating income/(loss)				2,820	2,927		5,232
Net financial items				(221)	20		311
Income/(loss) before tax				2,598	2,948		5,543
Income tax				(12)	(49)		(230)
Net income/(loss)				2,587	2,899		5,314
Other comprehensive income/(loss)				(224)	675		1,017
Total comprehensive income/(loss)				$ 2,362	3,573		6,330
Equinor Energy AS [member]
Condensed consolidated financial information [Line Items]
Proportion of ownership interest in subsidiary				100.00%
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				$ 11,860	10,499		20,579
Net income/(loss) from equity accounted companies				(145)	(376)		(401)
Total revenues and other income				11,715	10,123		20,178
Total operating expenses				(4,819)	(4,383)		(9,217)
Net operating income/(loss)				6,895	5,740		10,961
Net financial items				(272)	(245)		(378)
Income/(loss) before tax				6,624	5,495		10,583
Income tax				(5,137)	(4,480)		(8,094)
Net income/(loss)				1,486	1,014		2,489
Other comprehensive income/(loss)				(99)	343		355
Total comprehensive income/(loss)				1,387	1,357		2,843
Non-guarantor subsidiaries [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				13,527	11,238		22,204
Net income/(loss) from equity accounted companies				85	17		33
Total revenues and other income				13,612	11,256		22,237
Total operating expenses				(11,911)	(10,186)		(20,022)
Net operating income/(loss)				1,702	1,070		2,216
Net financial items				(162)	464		439
Income/(loss) before tax				1,539	1,534		2,655
Income tax				(409)	(296)		(539)
Net income/(loss)				1,130	1,238		2,116
Other comprehensive income/(loss)				(150)	642		878
Total comprehensive income/(loss)				980	1,881		2,995
Consodolidation Adjustments [Member]
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues and other income				(13,370)	(10,401)		(21,535)
Net income/(loss) from equity accounted companies				(2,548)	(2,292)		(4,495)
Total revenues and other income				(15,919)	(12,695)		(26,029)
Total operating expenses				13,297	10,451		21,392
Net operating income/(loss)				(2,622)	(2,243)		(4,637)
Net financial items				(82)	(401)		(724)
Income/(loss) before tax				(2,702)	(2,645)		(5,361)
Income tax				5	(7)		40
Net income/(loss)				(2,697)	(2,651)		(5,321)
Other comprehensive income/(loss)				331	(583)		(509)
Total comprehensive income/(loss)				$ (2,365)	$ (3,234)		$ (5,830)

[1]	* Related to a change in accounting policies, see note 9 Changes in accounting policies for more information.